Leases (Details) - Ambulnz, Inc. [Member] - USD ($)	1 Months Ended	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 19, 2019	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases (Details) [Line Items]
Expiring Date									2026
Estimated borrowing rate	6.00%
Operating lease expense								$ 1,446,067	$ 1,828,356	$ 1,243,152	$ 1,347,184
Operating lease payment		$ 519,716				$ 1,446,067			1,828,356
Financing lease payments		725,233			$ 2,122,550	1,972,283
Finance lease agreement with liability						9,092,472			7,373,664		8,825,707
Accumulated depreciation		6,291,087	$ 4,181,317		4,181,317	6,291,087		$ 6,291,087	4,181,317		2,054,966
Depreciation		752,313		$ 1,086,373		2,109,770	$ 1,611,312		$ 2,126,351		$ 1,279,090
Operating lease expense		$ 776,164	$ 523,426		$ 1,320,594	$ 1,702,515